Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities
Other Liabilities

Note K.

Other Liabilities

($ in millions)

At December 31:	2012	2011
Income tax reserves	$2,527	$3,989
Executive compensation accruals	1,542	1,388
Disability benefits	890	835
Derivative liabilities	78	166
Special actions	430	347
Workforce reductions	473	366
Deferred taxes	448	549
Environmental accruals	216	249
Noncurrent warranty accruals	167	163
Asset retirement obligations	127	166
Other	709	777
Total	$7,607	$8,996

In response to changing business needs, the company periodically takes workforce reduction actions to improve productivity, cost competitiveness and to rebalance skills. The noncurrent contractually obligated future payments associated with these activities are reflected in the workforce reductions caption in the table above.

In addition, the company executed certain special actions as follows: (1) the second quarter of 2005 associated with Global Services, primarily in Europe, (2) the fourth quarter of 2002 associated with the acquisition of the PricewaterhouseCoopers consulting business, (3) the second quarter of 2002 associated with the Microelectronics Division and the rebalancing of the company’s workforce and leased space resources, (4) the 2002 actions associated with the hard disk drive business for reductions in workforce, manufacturing capacity and space, (5) the actions taken in 1999, and (6) the actions that were executed prior to 1994.

The table below provides a roll forward of the current and noncurrent liabilities associated with these special actions. The current liabilities presented in the table are included in other accrued expenses and liabilities in the Consolidated Statement of Financial Position.

(in millions)

	Liability			Liability
	as of			as of
	January 1,		Other	December 31,
	2012	Payments	Adjustments*	2012
Current
Workforce	$33	$(32)	$27	$28
Space	4	(4)	1	2
Total current	$38	$(36)	$28	$30
Noncurrent
Workforce	$344	$—	$85	$430
Space	3	—	(3)	0
Total noncurrent	$347	$—	$83	$430

*               The other adjustments column in the table above principally includes the reclassification of noncurrent to current, remeasurement of actuarial assumptions, foreign currency translation adjustments and interest accretion.

The workforce accruals primarily relate to terminated employees who are no longer working for the company who were granted annual payments to supplement their incomes in certain countries. Depending on the individual country’s legal requirements, these required payments will continue until the former employee begins receiving pension benefits or passes away. The space accruals are for ongoing obligations to pay rent for vacant space that could not be sublet or space that was sublet at rates lower than the committed lease arrangement. The length of these obligations varies by lease with the longest extending through 2014.

The company employs extensive internal environmental protection programs that primarily are preventive in nature. The company also participates in environmental assessments and cleanups at a number of locations, including operating facilities, previously owned facilities and Superfund sites. The company’s maximum exposure for all environmental liabilities cannot be estimated and no amounts have been recorded for non-ARO environmental liabilities that are not probable or estimable. The total amounts accrued for non-ARO environmental liabilities, including amounts classified as current in the Consolidated Statement of Financial Position, that do not reflect actual or anticipated insurance recoveries, were $229 million and $262 million at December 31, 2012 and 2011, respectively. Estimated environmental costs are not expected to materially affect the consolidated financial position or consolidated results of the company’s operations in future periods. However, estimates of future costs are subject to change due to protracted cleanup periods and changing environmental remediation regulations.

As of December 31, 2012, the company was unable to estimate the range of settlement dates and the related probabilities for certain asbestos remediation AROs. These conditional AROs are primarily related to the encapsulated structural fireproofing that is not subject to abatement unless the buildings are demolished and non-encapsulated asbestos that the company would remediate only if it performed major renovations of certain existing buildings. Because these conditional obligations have indeterminate settlement dates, the company could not develop a reasonable estimate of their fair values. The company will continue to assess its ability to estimate fair values at each future reporting date. The related liability will be recognized once sufficient additional information becomes available. The total amounts accrued for ARO liabilities, including amounts classified as current in the Consolidated Statement of Financial Position were $171 million and $187 million at December 31, 2012 and 2011, respectively.